FINANCIAL RISK MANAGEMENT - Nominal Value of Commodity Derivatives (Details) - Commodity price risk € in Millions	Dec. 31, 2023 EUR (€)
Less than 1 year | Aluminium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	€ 331
Less than 1 year | Premium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	19
Less than 1 year | Copper
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	11
Less than 1 year | Silver
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	26
Less than 1 year | Natural gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	17
Less than 1 year | Zinc
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6
Over 1 year | Aluminium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	44
Over 1 year | Premium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6
Over 1 year | Copper
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	0
Over 1 year | Silver
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	0
Over 1 year | Natural gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	11
Over 1 year | Zinc
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	€ 0